Other Acquisitions	12 Months Ended
Dec. 31, 2012
Other Acquisitions
Other Acquisitions
Other material acquisitions
In May 2011, we acquired, as part of Water & Fluid Solutions, the Clean Process Technologies (“CPT”) division of privately held Norit Holding B.V. for $715.3 million (€502.7 million translated at the May 12, 2011 exchange rate). CPT’s results of operations have been included in our consolidated financial statements since the date of acquisition. CPT is a global leader in membrane solutions and clean process technologies in the high growth water and beverage filtration and separation segments. CPT provides sustainable purification systems and solutions for desalination, water reuse, industrial applications and beverage segments that effectively address the increasing challenges of clean water scarcity, rising energy costs and pollution. CPT’s product offerings include innovative ultrafiltration and nanofiltration membrane technologies, aseptic valves, CO2 recovery and control systems and specialty pumping equipment. Based in the Netherlands, CPT has broad sales diversity with the majority of revenues generated in European Union and Asia-Pacific countries.
The fair value of the business acquired was allocated to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the fair value acquired over the identifiable assets acquired and liabilities assumed is reflected as goodwill. Goodwill recorded as part of the purchase price allocation was $451.8 million, none of which is tax deductible. Identifiable intangible assets acquired as part of the acquisition were $197.2 million, including definite-lived intangibles, such as customer relationships and proprietary technology with a weighted average amortization period of approximately 10 years.
Pro forma results of material acquisitions
The following unaudited pro forma consolidated financial results of operations are presented as if the Merger described in Note 1 and the CPT acquisition described above were completed at the beginning of the comparable annual reporting period from the date of the transaction. Specifically, the unaudited pro forma results give effect as though the Merger was consummated on January 1, 2011 and as though the CPT acquisition was consummated on January 1, 2010.

	Years ended December 31
In thousands, except per-share data	2012	2011
Pro forma net sales	$7,409,917	$7,326,432
Pro forma net income (loss) from continuing operations attributable to Pentair Ltd.	157,471	(47,373)
Diluted earnings (loss) per common share attributable to Pentair Ltd.	0.75	(0.23)

The 2011 unaudited pro forma net income includes the impact of $262.0 million in non-recurring items related to acquisition date fair value adjustments to inventory and customer backlog, $21.8 million of change of control costs and $8.7 million of transaction costs associated with the Merger. The 2011 unaudited pro forma net income excludes the impact of $12.9 million in non-recurring items related to acquisition date fair value adjustments to inventory and customer backlog and $8.0 million, respectively, of transaction costs associated with the CPT acquisition.
The 2012 unaudited pro forma net income excludes the impact $57.3 million of transaction related costs, $21.8 million of change of control costs and $178.1 million of non-recurring items related to acquisition date fair value adjustments to inventory and customer backlog associated with the Merger.
The pro forma consolidated financial information was prepared for comparative purposes only and includes certain adjustments, as noted above. The adjustments are estimates based on currently available information and actual amounts may have differed materially from these estimates. They do not reflect the effect of costs or synergies that would have been expected to result from the integration of the acquisitions. The pro forma information does not purport to be indicative of the results of operations that actually would have resulted had the combinations occurred at the beginning of each period presented or of future results of the consolidated entities.
Other acquisitions
On October 4, 2012, we acquired, as part of Valves & Controls, the remaining 25% equity interest in Pentair Middle East Holding S.a.R.L. (“KEF”), a privately held company, for $100 million in cash. Prior to the acquisition, we held a 75% equity interest in KEF, a vertically integrated valve manufacturer in the Middle East. There was no pro forma impact from this acquisition as the results of KEF were consolidated into Flow Control’s financial statements prior to acquiring the remaining 25% interest in KEF.
Additionally, during 2012, we completed other small acquisitions as part of Water & Fluid Solutions with purchase prices totaling $121.2 million in cash, net of cash acquired. Total goodwill recorded as part of the purchase price allocations was $80.9 million, none of which is tax deductible. During 2011, we completed other small acquisitions as part of Water & Fluid Solutions with purchase prices totaling $21.6 million, consisting of $17.8 million in cash and $3.8 million as notes payable. Total goodwill recorded as part of the purchase price allocations was $14.4 million, none of which is tax deductible. The pro forma impact of these acquisitions was not material.
Total transaction costs related to acquisition activities for the year ended December 31, 2012 and December 31, 2011 were $57.3 million and $8.2 million, respectively, and were expensed as incurred and recorded in Selling, general and administrative in our Consolidated Statements of Operations and Comprehensive Income (Loss).